EARNINGS PER SHARE - Narratives (Details) - £ / shares	1 Months Ended	6 Months Ended
	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Basic weighted average number of shares		9,234,000,000	9,234,573,831
Dilutive shares		30,000,000
Non-voting preference shares
Earnings per share [line items]
Number of preference shares issued	25,000,000
Issue price per share	£ 1.00